Deferred tax	6 Months Ended
Dec. 31, 2018
Deferred tax
Deferred tax

25Deferred tax

Deferred tax assets and liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset) for financial reporting purposes:

	31 December 2018 £’000	Restated(1) 30 June 2018 £’000	Restated(1) 31 December 2017 £’000
US deferred tax assets	(57,636)	(63,332)	(77,500)
UK deferred tax liabilities	33,302	29,134	35,801

Net deferred tax asset	(24,334)	(34,198)	(41,699)

The movements in the net deferred tax asset are as follows:

	31 December 2018 £’000	Restated(1) 30 June 2018 £’000	Restated(1) 31 December 2017 £’000
At the beginning of the period	(34,198)	(119,949)	(119,949)
Expensed to the income statement	9,974	63,519	65,334
(Credited)/expensed to other comprehensive income	(110)	21,685	10,593
Reclassification to tax receivable	—	547	2,323

At the end of the period	(24,334)	(34,198)	(41,699)

(1) Comparative amounts have been restated - see note 34 to the interim consolidated financial statements for further details.

The prior year reclassification to tax receivable relates to alternative minimum tax payable which prior to the US tax reform was expected to be offset against future US tax liabilities. Following the US tax reform (enacted on 22 December 2017) this is now expected to be repaid to the Group.